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                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                        SUPPLEMENT DATED APRIL 29, 2019
                                       TO
                          PROSPECTUS DATED MAY 1, 1998
                                    (SPDA)

This Supplement revises information contained in the prospectus dated May 1, 1998 (as supplemented) for the Individual Single Purchase Payment Deferred Variable Annuity contract issued by Brighthouse Life Insurance Company ("BLIC" "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BLIC. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BLIC
ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM BLIC THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUNDING OPTION OPERATING EXPENSES



                                                                        Minimum  Maximum
                                                                      --------- --------
Total Annual Funding Option Operating Expenses
(expenses that are deducted from Funding Option assets, including     0.39%     0.85%
management fees, distribution and/or service (12b-1) fees, and other expenses)

FUNDING OPTION FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Funding Option fees and expenses, please refer to the prospectus for each Funding Option.



                                       1

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
                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
FUNDING OPTION                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 MFS(R) Research International Portfolio      0.70%          --          0.05%

 Morgan Stanley Discovery Portfolio           0.64%          --          0.04%

 PIMCO Total Return Portfolio                 0.48%          --          0.26%

 T. Rowe Price Large Cap Value Portfolio      0.57%          --          0.02%

 Victory Sycamore Mid Cap Value               0.65%          --          0.04%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Ultra-Short Term Bond              0.35%          --          0.04%
  Portfolio

 Brighthouse/Wellington Core Equity           0.70%          --          0.02%
  Opportunities Portfolio

 Neuberger Berman Genesis Portfolio           0.82%          --          0.03%

 Western Asset Management Strategic           0.57%          --          0.03%
  Bond Opportunities Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
FUNDING OPTION                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 MFS(R) Research International Portfolio       --        0.75%         0.10%         0.65%

 Morgan Stanley Discovery Portfolio            --        0.68%         0.02%         0.66%

 PIMCO Total Return Portfolio                  --        0.74%         0.03%         0.71%

 T. Rowe Price Large Cap Value Portfolio       --        0.59%         0.05%         0.54%

 Victory Sycamore Mid Cap Value                --        0.69%         0.09%         0.60%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Ultra-Short Term Bond               --        0.39%         0.03%         0.36%
  Portfolio

 Brighthouse/Wellington Core Equity            --        0.72%         0.11%         0.61%
  Opportunities Portfolio

 Neuberger Berman Genesis Portfolio            --        0.85%         0.01%         0.84%

 Western Asset Management Strategic            --        0.60%         0.06%         0.54%

  Bond Opportunities Portfolio


The information shown in the table above was provided by the Funding Options. Certain Funding Options and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Funding Options only with the approval of the Funding Option's board of directors or trustees. Please see the Funding Options' prospectuses for additional information regarding these arrangements.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

BRIGHTHOUSE FUNDS TRUST I  -- CLASS A

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     MFS(R) Research International Portfolio

     Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth
         Portfolio)

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Ultra-Short Term Bond Portfolio


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     Brighthouse/Wellington Core Equity Opportunities Portfolio

     Neuberger Berman Genesis Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers.

     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.


DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the investment portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the investment portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the investment portfolios invest.


                                       3

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FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.


                                       4

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APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


              FUNDING OPTION                              INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 MFS(R) Research International Portfolio   Seeks capital appreciation.
 Morgan Stanley Discovery Portfolio        Seeks capital appreciation.
 (formerly Morgan Stanley Mid Cap
 Growth Portfolio)
 PIMCO Total Return Portfolio              Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 T. Rowe Price Large Cap Value Portfolio   Seeks long-term capital appreciation by
                                           investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 Victory Sycamore Mid Cap Value            Seeks high total return by investing in equity
 Portfolio                                 securities of mid-sized companies.
 BRIGHTHOUSE FUNDS TRUST
 II -- CLASS A

 BlackRock Ultra-Short Term Bond           Seeks a high level of current income
 Portfolio                                 consistent with preservation of capital.
 Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of income
 Opportunities Portfolio                   over time and, secondarily, long-term capital
                                           appreciation and current income.
 Neuberger Berman Genesis Portfolio        Seeks high total return, consisting principally
                                           of capital appreciation.
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio                   with preservation of capital.



              FUNDING OPTION                       INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 MFS(R) Research International Portfolio   Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Discovery Portfolio        Brighthouse Investment Advisers, LLC
 (formerly Morgan Stanley Mid Cap          Subadviser: Morgan Stanley Investment
 Growth Portfolio)                         Management Inc.
 PIMCO Total Return Portfolio              Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 T. Rowe Price Large Cap Value Portfolio   Brighthouse Investment Advisers, LLC
                                           Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value            Brighthouse Investment Advisers, LLC
 Portfolio                                 Subadviser: Victory Capital Management
                                           Inc.
 BRIGHTHOUSE FUNDS TRUST
 II -- CLASS A

 BlackRock Ultra-Short Term Bond           Brighthouse Investment Advisers, LLC
 Portfolio                                 Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                   Subadviser: Wellington Management
                                           Company LLP
 Neuberger Berman Genesis Portfolio        Brighthouse Investment Advisers, LLC
                                           Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 Western Asset Management Strategic Bond   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                   Subadviser: Western Asset Management
                                           Company


                                      B-1

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